Investments in Associates and Joint Ventures - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	₩ 10,409	₩ 6,029
Loss from associates and joint ventures not recognized	10,130	1,760	₩ 833
Accumulated comprehensive loss of associates and joint ventures not recognized	17,396	7,942
KT Investment Co., Ltd.
Disclosure of associates [line items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	₩ 1,087	₩ 293	₩ 899